Depreciation Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 62,064	¥ 402,035	¥ 278,986	¥ 141,286
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expenses	50,669	328,217	225,680	103,002
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	875	5,670	3,397	2,097
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	4,593	29,753	19,433	10,271
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 5,927	¥ 38,395	¥ 30,476	¥ 25,916